SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Consolidation of sponsored funds and Derivative financial instruments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Gain or loss recognized upon deconsolidation	$ 0
Derivatives reflected in financial instruments held at fair value	162,535,184	$ 3,902,987
Realized loss	$ 68,281	$ 0
Derivative, Loss, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)
Unrealized loss	$ (12,906)	$ (80,703)
Stock Index Future Contracts and Warrants
Derivatives reflected in financial instruments held at fair value	$ 0	$ 12,906